SHARE-BASED COMPENSATION - Stock options activity (Details) ¥ / shares in Units, ¥ in Thousands						1 Months Ended				12 Months Ended
	Feb. 20, 2023 $ / shares shares	Feb. 20, 2023 ¥ / shares shares	Nov. 20, 2021	Nov. 20, 2020 $ / shares shares	Nov. 20, 2020 ¥ / shares shares	Aug. 31, 2022 $ / shares shares	Nov. 30, 2021 $ / shares shares	Aug. 31, 2020 shares	May 31, 2018 shares	Dec. 31, 2023 $ / shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Share-based compensation arrangement by share-based payment award
Number of shares granted | shares	47,300	47,300		2,400	2,400						47,300
Exercise price per share | $ / shares	$ 0.00001			$ 0.00001						$ 0.00001
Weighted-average grant date fair value per option | ¥ / shares		¥ 54.93			¥ 64.46						¥ 54.93
Number of options converted from restricted shares | shares						2,816,000	10,264,366
Weighted average exercise price for options converted | $ / shares						$ 0.00001	$ 0.00001
Fair value assumptions
Risk-free rate of interest											4.13%
Estimated volatility rate											76.20%
Dividend yield											4.70%
Expected life (years)											5 years 9 months 10 days
Exercise price | $ / shares										0.00001
Number of options
Options outstanding at beginning | shares											10,164,931
Options granted in 2023 | shares	47,300	47,300		2,400	2,400						47,300
Options exercised in 2023 | shares											(2,210,001)
Options forfeited in 2023 | shares											(94,400)
Options outstanding at ending | shares											7,907,830	10,164,931
Options exercisable at December 31, 2023 | shares														2,953,360
Options vested or expected to be vested at December 31, 2023 | shares														7,907,830
Weighted Average Exercise Price
Options outstanding at beginning | $ / shares										0.00001
Options granted in 2023 | $ / shares	$ 0.00001			$ 0.00001						0.00001
Options forfeited in 2023 | $ / shares										0.00001
Options exercised in 2023 | $ / shares										0.00001
Options outstanding at ending | $ / shares										0.00001
Options exercisable at December 31, 2023 | $ / shares										0.00001
Options vested or expected to be vested at December 31, 2023 | $ / shares										$ 0.00001
Weighted Average Remaining Contract Life Years
Options granted											9 years 1 month 24 days
Options exercised in 2023											6 years 6 months 21 days
Options forfeited in 2023											6 years 9 months 25 days
Options outstanding at ending											6 years 3 months 14 days	7 years 4 months 2 days
Options exercisable at December 31, 2023											5 years 10 months 20 days
Options vested or expected to be vested at December 31, 2023											6 years 3 months 14 days
Aggregate Intrinsic Value
Options outstanding at beginning											¥ 736,653
Options granted														¥ 2,656
Options exercised in 2023											(124,114)
Options forfeited in 2023														5,302
Options outstanding at ending											444,104	¥ 736,653
Options exercisable at December 31, 2023														226,345
Options vested or expected to be vested at December 31, 2023														¥ 444,104
Share-based compensation expense											185,604	¥ 199,737	¥ 253,922
Fair value of the restricted shares vested											¥ 1,112,196
Weighted Average Grant-date Fair value
Options outstanding at beginning | ¥ / shares											¥ 42.51
Options granted in 2023 | ¥ / shares		¥ 54.93			¥ 64.46						54.93
Options exercised in 2023 | ¥ / shares														¥ 41.16
Options forfeited in 2023 | ¥ / shares														41.01
Options outstanding at ending | ¥ / shares											¥ 42.98	¥ 42.51
Options exercisable at December 31, 2023 | ¥ / shares														44.93
Options vested or expected to be vested at December 31, 2023 | ¥ / shares														¥ 42.98
Options
Share-based compensation arrangement by share-based payment award
Vesting period (in years)	3 years	3 years	4 years
Aggregate Intrinsic Value
Share-based compensation expense											¥ 123,981	¥ 108,526	90,812
Fair value of the restricted shares vested											157,879	136,955	206,174
Aggregate intrinsic value of options exercised											¥ 124,114	¥ 145,549	¥ 414,966
Options | Employees
Aggregate Intrinsic Value
Unrecognized compensation cost														¥ 84,039
Weighted-average period											5 months 26 days
Unrecognized compensation cost														¥ 84,039
Weighted-average period											5 months 26 days
Service Based Options
Number of options
Options exercisable at December 31, 2023 | shares														3,846,510
Performance Based Options
Number of options
Options exercisable at December 31, 2023 | shares														30,960
2018 plan | Options
Share-based compensation arrangement by share-based payment award
Number of shares available for grant | shares									25,336,096
Expiry period (in years)									10 years
2019 Plan | Options
Share-based compensation arrangement by share-based payment award
Number of shares available for grant | shares								17,547,567
Percentage of annual increase in shares								1.00%
Expiry period (in years)								10 years